Fees Summary	Dec. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 670,000
Previously Paid Amount	0.00
Total Fee Amount	102.58
Total Offset Amount	0.00
Net Fee	102.58
Narrative - Max Aggregate Offering Price	$ 670,000
Final Prospectus	true